Basis of Presentation and Significant Accounting Policies (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 207,716	$ 176,955	$ 253,444
Less - accumulated depreciation	(132,528)	(123,725)	(97,507)
Property and equipment, net	75,188	53,230	155,937
Shop Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	104,468	87,534	87,704
Computers and electronics [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	38,961	32,093	35,270
Office furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	37,814	37,814	37,814
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross			73,142
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 26,473	$ 19,514	$ 19,514